Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Inventories
Inventories as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,602,073	(885)	3,601,188
Merchandises		234	—	234
Work-in-progress		148,067	—	148,067
Finished goods		42,070	—	42,070
Supplies		2,280,682	(7,892)	2,272,790
Inventories-in-transit		666,967	—	666,967
Other inventories		11,593	—	11,593

	￦	6,751,686	(8,777)	6,742,909

		2021
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,655,588	(1,247)	3,654,341
Merchandises		512	—	512
Work-in-progress		180,220	—	180,220
Finished goods		27,254	—	27,254
Supplies		2,541,028	(3,869)	2,537,159
Inventories-in-transit		1,195,148	—	1,195,148
Other inventories		13,548	—	13,548

	￦	7,613,298	(5,116)	7,608,182

The reversals of the allowance for loss on inventory valuation due to increase in the net realizable value of inventories deducted from cost of sales for the years ended December 31, 2019, 2020 and 2021 were ￦4,872 million, ￦2,020 million and ￦11,422 million, respectively.
The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31, 2019, 2020 and 2021 were ￦3,127 million, ￦4,998 million and ￦7,761 million, respectively.